Investment in Joint Ventures and Majority Owned Subsidiaries (Details Textual) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 28, 2015	Jul. 02, 2017	Jul. 03, 2016	Jun. 28, 2015	Apr. 30, 2015	Apr. 05, 2013	Jun. 28, 2009	Jun. 24, 2007
Schedule Of Equity Method Investments [Line Items]
Equity earnings (loss) of joint ventures		$ 666,000	$ (2,235,000)	$ (788,000)
Payments to acquire interest in joint venture		$ 400,000	$ 1,720,000	$ 4,384,000
ADAC-STRATTEC LLC
Schedule Of Equity Method Investments [Line Items]
Percentage ownership interest in less than wholly owned consolidated subsidiary	51.00%	51.00%	51.00%	51.00%				51.00%
Income (loss) from majority owned subsidiaries, impact on net income		$ 3,100,000	$ 2,900,000	$ 2,600,000
Capital contribution from registrant during the period as required under the credit agreement		3,060,000
Capital contribution from partners during the period as required under the credit agreement		$ 6,000,000	$ 0	$ 0
STRATTEC POWER ACCESS LLC
Schedule Of Equity Method Investments [Line Items]
Percentage ownership interest in less than wholly owned consolidated subsidiary	80.00%	80.00%	80.00%	80.00%			80.00%
Income (loss) from majority owned subsidiaries, impact on net income		$ 2,600,000	$ 2,000,000	$ (269,000)
ADAC
Schedule Of Equity Method Investments [Line Items]
Percentage ownership interest in less than wholly owned consolidated subsidiary	49.00%	49.00%	49.00%	49.00%				49.00%
WITTE
Schedule Of Equity Method Investments [Line Items]
Percentage ownership interest in less than wholly owned consolidated subsidiary	20.00%	20.00%	20.00%	20.00%			20.00%
VAST LLC
Schedule Of Equity Method Investments [Line Items]
Equity earnings (loss) of joint ventures		$ 2,593,000	$ (639,000)	$ 1,251,000
Payments to acquire interest in joint venture		$ 1,200,000	660,000	13,200,000
VAST LLC | MINDA-VAST ACCESS SYSTEMS
Schedule Of Equity Method Investments [Line Items]
Percentage ownership interest in equity method investment					50.00%
Impairment charge			6,000,000
VAST LLC | STRATTEC
Schedule Of Equity Method Investments [Line Items]
Percentage ownership interest in equity method investment		33.33%
Payments to acquire interest in joint venture		$ 400,000	220,000	4,400,000
Impairment charge			2,000,000
VAST LLC | ADAC
Schedule Of Equity Method Investments [Line Items]
Percentage ownership interest in equity method investment		33.33%
VAST LLC | WITTE
Schedule Of Equity Method Investments [Line Items]
Percentage ownership interest in equity method investment		33.33%
SAL LLC
Schedule Of Equity Method Investments [Line Items]
Percentage ownership interest in equity method investment		51.00%				51.00%
Equity earnings (loss) of joint ventures		$ (1,927,000)	$ (1,596,000)	$ (2,039,000)
Percentage of funding in joint venture through loans	100.00%	100.00%	100.00%
Percentage of losses of joint venture recognized by STRATTEC	100.00%	100.00%	100.00%